Dividends (Tables)	12 Months Ended
Mar. 31, 2019
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Dividends Paid

The dividends paid by the Company are as follows:

Year ended March 31, 2019

(1)	Dividends paid

Date of resolution	Class of share	Total amount of dividends (Millions of Yen)	Dividends per share (Yen)	Record date	Effective date
Shareholders’ meeting held on June 26, 2018	Ordinary shares	35,355	40	March 31, 2018	June 27, 2018
Board of directors meeting held on November 2, 2018	Ordinary shares	35,355	40	September 30, 2018	December 3, 2018

(2)	Dividends that belong to the current consolidated reporting year but become effective in the subsequent consolidated reporting year

Date of resolution	Class of share	Source of dividends	Total amount of dividends (Millions of Yen)	Dividends per share (Yen)	Record date	Effective date
Shareholders’ meeting held on June 25, 2019	Ordinary shares	Retained earnings	36,880	40	March 31, 2019	June 26, 2019

Year ended March 31, 2018

(1)	Dividends paid

Date of resolution	Class of share	Total amount of dividends (Millions of Yen)	Dividends per share (Yen)	Record date	Effective date
Shareholders’ meeting held on June 27, 2017	Ordinary shares	39,776	45	March 31, 2017	June 28, 2017
Board of directors meeting held on October 27, 2017	Ordinary shares	26,517	30	September 30, 2017	November 30, 2017

(2)	Dividends that belong to the current consolidated reporting year but become effective in the subsequent consolidated reporting year

Date of resolution	Class of share	Source of dividends	Total amount of dividends (Millions of Yen)	Dividends per share (Yen)	Record date	Effective date
Shareholders’ meeting held on June 26, 2018	Ordinary shares	Retained earnings	35,355	40	March 31, 2018	June 27, 2018

Year ended March 31, 2017

(3)	Dividends paid

Date of resolution	Class of share	Total amount of dividends (Millions of Yen)	Dividends per share (Yen)	Record date	Effective date
Shareholders’ meeting held on June 24, 2016	Ordinary shares	13,554	15	March 31, 2016	June 27, 2016

(4)	Dividends that belong to the current consolidated reporting year but become effective in the subsequent consolidated reporting year

Date of resolution	Class of share	Source of dividends	Total amount of dividends (Millions of Yen)	Dividends per share (Yen)	Record date	Effective date
Shareholders’ meeting held on June 27, 2017	Ordinary shares	Retained earnings	39,776	45	March 31, 2017	June 28, 2017